MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues And Long-Lived Assets by Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 14,864	$ 22,481	$ 21,761
Long-Lived Assets	3,078	3,377
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,062	5,005	4,267
Long-Lived Assets	2,686	2,820
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,482	6,604	5,466
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,558	8,072	5,091
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,614	2,731	6,798
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	148	69	$ 139
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 392	$ 557